Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Capitalized Costs for Oil and Gas Producing Activities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Oil And Gas Producing Activities [Line Items]
Net capitalized costs	$ 953,755,253	$ 1,181,853,614	$ 966,986,487
Proved reserves [member]
Disclosure Of Oil And Gas Producing Activities [Line Items]
Net capitalized costs	2,363,336,481	2,476,535,503	2,102,971,025
Construction in progress [member]
Disclosure Of Oil And Gas Producing Activities [Line Items]
Net capitalized costs	35,381,089	60,720,261	88,706,330
Accumulated depreciation and amortization [member]
Disclosure Of Oil And Gas Producing Activities [Line Items]
Net capitalized costs	$ (1,444,962,317)	$ (1,355,402,150)	$ (1,224,690,867)